Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 352,000
Operating Leases, Future Minimum Payments, Due in Two Years	363,000
Operating Leases, Future Minimum Payments, Due in Three Years	363,000
Operating Leases, Future Minimum Payments, Due in Four Years	368,000
Operating Leases, Future Minimum Payments, Due in Five Years	376,000
Operating Leases, Future Minimum Payments, Due Thereafter	1,844,000
Operating Leases, Future Minimum Payments Due, Total	3,666,000
Operating Leases, Rent Expense, Net	$ 341,000	$ 338,000	$ 325,000